Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital Stock	Additional paid-in capital	Retained earnings	Repurchase of own capital stock reserve	Cumulative translation effects in foreign subsidiaries	Total controlling interest	Non-controlling Interest	Total
Balance at Dec. 31, 2018	$ 2,832,268	$ 4,575,233	$ 21,622,790	$ 3,096,390	$ 3,705,691	$ 35,832,372	$ (323,369)	$ 35,509,003
Repurchase of own capital stock, net				(156,058)		(156,058)		(156,058)
Comprehensive income (loss)			(1,635,909)		(1,455,428)	(3,091,337)	348,169	(2,743,168)
Balance at Dec. 31, 2019	2,832,268	4,575,233	19,986,881	2,940,332	2,250,263	32,584,977	24,800	32,609,777
Repurchase of own capital stock, net				(41,984)		(41,984)		(41,984)
Dividends paid			(1,990,000)			(1,990,000)		(1,990,000)
Comprehensive income (loss)			2,798,188		(368,532)	2,429,656	11,210	2,440,866
Balance at Dec. 31, 2020	2,832,268	4,575,233	20,795,069	2,898,348	1,881,731	32,982,649	36,010	33,018,659
Repurchase of own capital stock, net				(74,497)		(74,497)		(74,497)
Comprehensive income (loss)			9,444,208		(593,453)	8,850,755	5,151	8,855,906
Balance at Dec. 31, 2021	$ 2,832,268	$ 4,575,233	$ 30,239,277	$ 2,823,851	$ 1,288,278	$ 41,758,907	$ 41,161	$ 41,800,068